UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Craig Fidler Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2007

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

table of contents

Annual Report | December 31, 2007

-2 shareholder letter

-6 report of independent registered public accounting firm

-7 statement of investments

7 Conservative ETF Asset Allocation Portfolio

8 Income and Growth ETF Asset Allocation Portfolio

9 Balanced ETF Asset Allocation Portfolio

10 Growth ETF Asset Allocation Portfolio

11 Aggressive Growth ETF Asset Allocation Portfolio

-12 statement of assets and liabilities

-14 statement of operations

-16 statement of changes in net assets

-18 financial highlights

-22 notes to financial statements

-26 other information

-27 fund expenses

-29 trustees and officers

Shareholder letter

Annual Report | December 31, 2007

Dear Shareholder,

This report encompasses performance for the recent quarter and the eight month period since the Portfolios were launched on April 30, 2007. The objective of each Portfolio is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

As many shareholders are probably aware, the closing months of 2007 were challenging for both domestic and international investors in developed markets. The S&P 500 and MSCI EAFE indices declined 3.3 percent and 1.7 percent, respectively, in the final calendar quarter as concerns emanating from the subprime lending crisis intensified. The bond market, as represented by the Lehman Brothers Aggregate Bond Index, faired better and rose 3 percent in the closing three months of the year, as investors sought refuge in Treasuries and high quality fixed income securities.

General Market Indicies Performance Summary | Periods Ending December 31, 2007

	Quarter	Eight Months
S&P 500 Stock Index	-3.33%	0.38%
MSCI U.S. Small Cap 1750 Index	-5.02%	-4.81%
Lehman Aggregate Bond	3.00%	4.82%
MSCI U.S. REIT Index	-13.17%	-19.57%
MSCI EAFE	-1.71%	2.54%

With regard to the Portfolios, we were pleased how each performed compared to its relevant benchmarks during this short, albeit volatile, period since inception. You can see from the table below that each Portfolio outperformed one or both of its respective Dow Jones Relative Risk Index and/or Blended benchmark. We were also pleased that Ibbotson’s dynamic asset allocation strategy, which seeks to add value through taking advantage of short to intermediate term market opportunities, did so during such a short timeframe.

Ibbotson ETF Allocation Series Performance Summary | Periods Ending December 31, 2007

Conservative growth of $10,000 based on actual performance	Income & Growth growth of $10,000 based on actual performance

Balanced growth of $10,000 based on actual performance	Growth growth of $10,000 based on actual performance

Aggressive Growth growth of $10,000 based on actual performance

	Quarter				Eight Months
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones*	Blended^
Conservative	1.95%	1.66%	1.37%	1.73%	4.60%	4.30%	3.20%	3.93%
Income & Growth	0.19%	0.19%	0.13%	0.47%	3.00%	2.90%	1.86%	3.04%
Balanced	-0.78%	-0.88%	-1.44%	-0.80%	2.10%	1.90%	0.30%	2.15%
Growth	-2.51%	-2.51%	-2.87%	-2.07%	1.10%	0.90%	-1.14%	1.26%
Aggressive Growth	-3.07%	-3.17%	-4.17%	-2.70%	0.90%	0.70%	-2.50%	0.82%

* The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% income for the Balanced Portfolio. The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. The Dow Jones Aggressive U.S. Portfolio Index consists of 90% equities and 10% fixed income for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index.

^ Blended benchmark of 20% S&P 500 Index/80% Lehman Aggregate Bond Index for the Conservative Portfolio, 40% S&P 500 Index/60% Lehman Aggregate Bond Index for the Income & Growth Portfolio, 60% S&P 500 Index/40% Lehman Aggregate Bond Index for the Balanced Portfolio, 80% S&P 500 Index/20% Lehman Aggregate Bond Index for the Growth Portfolio, and 90% S&P 500 Index/10% Lehman Aggregate Bond Index for the Aggressive Growth Portfolio.

Past performance does not predict future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers In effect. In the absence of fee waivers, total return would be lower.

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the Underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

The table below shows where the dynamic allocations differed from the long-term strategic allocations provided by Ibbotson’s proprietary asset allocation methodology since the Portfolios were launched. The table illustrates that the dynamic strategy underweighted REITs and small capitalization stocks and overweighed large-cap stocks in four of the Portfolio’s where equities had the largest exposures - that being Income & Growth, Balanced, Growth, and Aggressive Growth. Referring back to the general market performance table, you can see that REITs and small-cap stocks underperformed large-cap stocks for the eight months ending December 31, 2007, which added incremental return versus the long-term strategic allocations for those Portfolios.

Ibbotson ETF Allocation Series Investment Allocation Summary |

ASSET CLASSES | Strategic vs Dynamic (Over/Under)

		Over/		Over/		Over/		Over/		Over/
	Strategic	(Under)	Strategic	(Under)	Strategic	(Under)	Strategic	(Under)	Strategic	(Under)
Large-Cap Stocks	15.0%	—	25.0%	2.0%	31.0%	4.0%	40.0%	5.0%	41.0%	7.0%
Small-Cap Stocks	0.0%	—	3.0%	-1.0%	8.0%	-2.0%	12.0%	-3.0%	15.0%	-4.0%
Real Estate (REITs)	0.0%	—	2.0%	-1.0%	5.0%	-2.0%	6.0%	-2.0%	7.0%	-3.0%
International Stocks	5.0%	—	10.0%	—	16.0%	—	22.0%	-	27.0%	—
Bonds	72.0%	—	55.0%	—	38.0%	—	20.0%	-	10.0%	—
Cash Equivalents	8.0%	—	5.0%	—	2.0%	—	0.0%	-	0.0%	—

With regard to Bonds, it is worth noting that in the latter part of December Ibbotson recommended reducing the target allocation for the 1-3 year Treasury by 2% to 5%, depending on each Portfolio’s risk tolerance. The corresponding increase in weightings was made in the TIPS Treasury and Lehman Aggregate Bond.

On behalf of ALPS Advisers, Inc. and the subadviser Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Ned Burke

President

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. The stocks of smaller companies may be subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments may be subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk.

report of independent registered public accounting firm

Annual Report | December 31, 2007

To the Board of Directors and Shareholders of Financial Investors Variable Insurance Trust |

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Variable Insurance Trust (the “Trust”), including the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, as of December 31, 2007, and the related statements of operations, statement of changes in net assets, and the financial highlights for the period from April 30, 2007 (inception) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Variable Insurance Trust for the period from April 30, 2007 (inception) to December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 25, 2008

Denver, CO

Statement of investments Conservative ETF Asset Allocation Portfolio

Annual Report | December 31, 2007

	Shares	Value

Exchange Traded Funds -94.53%
iShares
Lehman 1-3 Year Treasury
Bond Fund	1,070	$87,901
Lehman Aggregate Bond Fund	1,176	118,976
Lehman TIPS Bond Fund	658	69,616
MSCI EAFE Index Fund	241	18,931
S&P 500 Index Fund	383	56,163

Total Exchange Traded Funds (Cost $351,179)		351,587

Rate*	Shares	Value
Short-Term Investments - 8.72%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 4.95%	32,434	32,434

Total Short-Term Investments (Cost $32,434)		$32,434

	Shares	Value

Total Investments - 103.25% (Total cost $383,613)		$384,021

Liabilities in Excess of Other Assets - (3.25)%		(12,080)

Net Assets - 100.00%		$371,941

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

* Rate disclosed is as of December 31, 2007.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of December 31, 2007

See Notes to Financial Statements.

Statement of investments Income and Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2007

	Shares	Value

Exchange Traded Funds -91.18%
iShares - 88.32%
Lehman 1-3 Year Treasury Bond Fund	2,204	$181,059
Lehman Aggregate Bond Fund	3,228	326,577
Lehman TIPS Bond Fund	1,494	158,065
MSCI EAFE Index Fund	1,523	119,632
S&P 500 Index Fund	2,192	321, 435

Total iShares		1,106,768

Other - 2.86%
Vanguard REIT ETF	195	11,988
Vanguard Small-Cap ETF	350	23,877

Total Other		35,865

Total Exchange Traded Funds (Cost $1,148,589)		1,142,633

Rate*	Shares	Value

Short-Term Investments - 15.86%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 4.95%	198,791	$198,791

Total Short-Term Investments (Cost $198,791)		198,791

Total Investments - 107.04% (Total cost $1,347,380)		1,341,424

Liabilities in Excess of Other Assets - (7.04)%		(88,226)

Net Assets - 100.00%		$1,253,198

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

* Rate disclosed is as of December 31, 2007.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of December 31, 2007

See Notes to Financial Statements.

Statement of investments Balanced ETF Asset Allocation Portfolio

Annual Report | December 31, 2007

	Shares	Value

Exchange Traded Funds -94.22%
iShares - 82.77%
Lehman 1-3 Year Treasury Bond Fund	5,711	$469,159
Lehman Aggregate Bond Fund	10,841	1,096,784
Lehman TIPS Bond Fund	3,971	420,132
MSCI EAFE Index Fund	8,542	670,974
S&P 500 Index Fund	12,256	1,797,220

Total iShares		4,454,269

Other - 11.45%
Vanguard Emerging Markets ETF	1,474	154,372
Vanguard REIT ETF	2,511	154,376
Vanguard Small-Cap ETF	4,511	307,740

Total Other		616,488

Total Exchange Traded Funds (Cost $5,108,193)		5,070,757

Rate*	Shares	Value

Short-Term Investments - 26.63%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 4.95%	1,433,295	$1,433,295

Total Short-Term Investments (Cost $1,433,295)		1,433,295

Total Investments - 120.85% (Total cost $6,541,488)		6,504,052

Liabilities in Excess of Other Assets - (20.85)%		(1,122,295)

Net Assets - 100.00%		$5,381,757

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

* Rate disclosed is as of December 31, 2007.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of December 31, 2007

See Notes to Financial Statements.

Statement of investments Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2007

	Shares	Value

Exchange Traded Funds -95.27%
iShares - 78.97%
Lehman 1-3 Year Treasury Bond Fund	1,468	$120,596
Lehman Aggregate Bond Fund	2,855	288,840
Lehman TIPS Bond Fund	686	72,579
MSCI EAFE Index Fund	5,534	434,696
S&P 500 Index Fund	7,387	1,083,230

Total iShares		1,999,941

Other - 16.30%
Vanguard Emerging Markets ETF	920	96,352
Vanguard REIT ETF	1,588	97,630
Vanguard Small-Cap ETF	3,207	218,781

Total Other		412,763

Total Exchange Traded Funds (Cost $2,459,602)		2,412,704

Rate*	Shares	Value

Short-Term Investments - 6.76%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 4.95%	171,318	$171,318

Total Short-Term Investments (Cost $171,318)		171,318

Total Investments - 102.03% (Total cost $2,630,920)		2,584,022

Liabilities in Excess of Other Assets - (2.03)%		(51,528)

Net Assets - 100.00%		$2,532,494

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

* Rate disclosed is as of December 31, 2007.

^  Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of December 31, 2007

See Notes to Financial Statements.

Statement of investments Aggressive Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2007

	Shares	Value

Exchange Traded Funds - 103.36%
iShares - 82.58%
Lehman Aggregate Bond Fund	442	$44,717
MSCI EAFE Index Fund	1,258	98,816
S&P 500 Index Fund	1,464	214,681

Total iShares		358,214

Other - 20.78%
Vanguard Emerging Markets ETF	214	22,412
Vanguard REIT ETF	295	18,136
Vanguard Small-Cap ETF	727	49,596

Total Other		90,144

Total Exchange Traded Funds (Cost $455,365)		448,358

Rate*	Shares	Value

Short-Term Investments - 12.53%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 4.95%	54,383	$54,383

Total Short-Term Investments (Cost $54,383)		54,383

Total Investments - 115.89% (Total cost $509,748)		502,741

Liabilities in Excess of Other Assets - (15.89)%		(68,948)

Net Assets - 100.00%		$433,793

Asset Class Allocation# as a percentage of total portfolio value

# Portfolio asset class allocations refer to those used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. Asset classifications reflect those of the underlying ETF’s held by each portfolio and are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

* Rate disclosed is as of December 31, 2007.

^ Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of December 31, 2007

See Notes to Financial Statements.

statements of assets and liabilities

Annual Report | December 31, 2007

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio

Assets:
Investments, at value	$384,021	$1,341,424
Prepaid offering costs	2,808	2,808
Receivable for investments sold	5,144	60,590
Receivable due from adviser	1,235	6,256
Receivable for shares sold	—	—
Interest and dividends receivable	2,079	7,036
Other assets	1,254	1,254
Total Assets	396,541	1,419,368

Liabilities:
Payable for investments purchased	1,850	138,095
Payable for shares redeemed	12	1,756
Payable for 12b-1 fees - Class II	59	121
Payable to trustees	2,224	2,416
Accrued expenses and other liabilities	20,455	23,782
Total Liabilities	24,600	166,170
Net Assets	$371,941	$1,253,198

Net Assets Consist of:
Paid-in-capital	367,183	1,248,752
Accumulated net investment income	3,940	10,232
Accumulated net realized gain/(loss) on investments	410	170
Net unrealized appreciation/(depreciation) on investments	408	(5,956)
Total Net Assets	$371,941	$1,253,198

Investments, at Cost	$383,613	$1,347,380

Pricing of Shares:

Class I:
Net Assets	$26,146	$232,327
Shares of beneficial interest outstanding	2,500	22,548
Net Asset Value, offering and redemption price per share	$10.46	$10.30

Class II:
Net Assets	$345,795	$1,020,871
Shares of beneficial interest outstanding	33,146	99,199
Net Asset Value, offering and redemption price per share	$10.43	$10.29

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio	Aggressive Growth ETF Asset Allocation Portfolio

Assets:
Investments, at value	$6,504,052	$2,584,022	$502,741
Prepaid offering costs	2,808	2,808	2,808
Receivable for investments sold	130,379	105,941	—
Receivable due from adviser	25,221	21,721	1,128
Receivable for shares sold	209,329	—	—
Interest and dividends receivable	25,953	17,928	3,385
Other assets	1,254	1,254	1,254
Total Assets	6,898,996	2,733,674	511,316

Liabilities:
Payable for investments purchased	1,483,955	170,651	54,273
Payable for shares redeemed	466	146	28
Payable for 12b-1 fees - Class II	546	369	57
Payable to trustees	2,343	2,391	2,266
Accrued expenses and other liabilities	29,929	27,623	20,899
Total Liabilities	1,517,239	201,180	77,523
Net Assets	$5,381,757	$2,532,494	$433,793

Net Assets Consist of:
Paid-in-capital	5,378,341	2,552,169	436,048
Accumulated net investment income	38,631	25,795	4,872
Accumulated net realized gain/(loss) on investments	2,221	1,428	(120
Net unrealized appreciation/(depreciation) on investments	(37,436)	(46,898)	(7,007)
Total Net Assets	$5,381,757	$2,532,494	$433,793

Investments, at Cost	$6,541,488	$2,630,920	$509,748

Pricing of Shares:

Class I:
Net Assets	$482,643	$108,760	$83,707
Shares of beneficial interest outstanding	47,294	10,761	8,295
Net Asset Value, offering and redemption price per share	$10.21	$10.11	$10.09

Class II:
Net Assets	$4,899,114	$2,423,734	$350,086
Shares of beneficial interest outstanding	480,945	240,209	34,754
Net Asset Value, offering and redemption price per share	$10.19	$10.09	$10.07

See Notes to Financial Statements.

statements of operations

Annual Report | December 31, 2007

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio(1)	ETF Asset Allocation Portfolio(1)

Investment Income:
Interest	$547	$1,033
Dividends	3,943	10,304
Total Investment Income	4,490	11,337

Expenses: Investment adviser fees	351	727
12b-1 fees - Class II	152	292
Custodian fees	814	1,291
Legal and audit fees	18,814	21,814
Trustees’ fees and expenses	7,801	8,101
Registration fees	111	161
Report to shareholder fees	5,713	6,713
Offering cost	5,733	5,733
Insurance premiums	2,546	2,546
Other	990	1,490
Total expenses before waiver	43,025	48,868
Less fees waived/reimbursed by investment adviser
Class I	(18,998)	(18,346)
Class II	(23,500)	(29,454)
Total Net Expenses	527	1,068
Net Investment Income	3,963	10,269

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	388	133
Net change in unrealized appreciation/(depreciation) on investments	408	(5,956)
Net Realized and Unrealized Gain/(Loss) on Investments	796	(5,823)

Net Increase/(Decrease) In Net Assets Resulting from Operations	$4,759	$4,446

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio(1)	ETF Asset Allocation Portfolio(1)	ETF Asset Allocation Portfolio(1)

Investment Income:
Interest	$3,200	$1,503	$253
Dividends	39,250	27,079	5,084
Total Investment Income	42,450	28,582	5,337

Expenses: Investment adviser fees	2,543	1,743	332
12b-1 fees - Class II	1,027	908	111
Custodian fees	2,178	2,178	714
Legal and audit fees	33,314	30,314	18,814
Trustees’ fees and expenses	9,201	8,701	7,801
Registration fees	211	211	111
Report to shareholder fees	12,213	12,213	5,713
Offering cost	5,733	5,733	5,733
Insurance premiums	2,545	2,545	2,545
Other	2,790	2,190	990
Total expenses before waiver	71,755	66,736	42,864
Less fees waived/reimbursed by investment adviser
Class I	(23,983)	(10,366)	(22,935)
Class II	(44,031)	(53,601)	(19,464)
Total Net Expenses	3,741	2,769	465
Net Investment Income	38,709	25,813	4,872

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	2,143	1,410	(120)
Net change in unrealized appreciation/(depreciation) on investments	(37,436)	(46,898)	(7,007)
Net Realized and Unrealized Gain/(Loss) on Investments	(35,293)	(45,488)	(7,127)

Net Increase/(Decrease) In Net Assets Resulting from Operations	$3,416	$(19,675)	$(2,255)

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets

Annual Report | December 31, 2007

	Conservative ETF Asset Allocation Portfolio(1)	Income and Growth ETF Asset Allocation Portfolio(1)

Operations: Net investment income	$3,963	$10,269
Net realized gain/(loss) on investments	388	133
Net change in unrealized appreciation/(depreciation) on investments	408	(5,956)
Net increase/(decrease) in net assets resulting from operations	4,759	4,446

Share Transactions:

Class I
Proceeds from sale of shares	36,661	237,284
Cost of shares redeemed	(11,713)	(7,215)
Net increase from share transactions	24,948	230,069

Class II
Proceeds from sale of shares	359,197	1,025,227
Cost of shares redeemed	(16,963)	(6,544)
Net increase from share transactions	342,234	1,018,683

Net increase in net assets	$371,941	$1,253,198

Net Assets:
Beginning of period	—	—
End of period*	$371,941	$1,253,198

*Includes accumulated net investment income of:	$3,940	$10,232

Other Information:

Class I
Sold	3,658	23,263
Redeemed	(1,158)	(715)
Net increase in shares outstanding	2,500	22,548

Class II
Sold	34,800	99,834
Redeemed	(1,654)	(635)
Net increase in shares outstanding	33,146	99,199

Statements of changes in net assets

	Balanced ETF Asset Allocation Portfolio(1)	Growth ETF Asset Allocation Portfolio(1)	Aggressive Growth ETF Asset Allocation Portfolio(1)

Operations: Net investment income	$38,709	$25,813	$4,872
Net realized gain/(loss) on investments	2,143	1,410	(120)
Net change in unrealized appreciation/(depreciation) on investments	(37,436)	(46,898)	(7,007)
Net increase/(decrease) in net assets resulting from operations	3,416	(19,675)	(2,255)

Share Transactions:

Class I
Proceeds from sale of shares	474,503	108,968	86,035
Cost of shares redeemed	(1,664)	(96)	(170)
Net increase from share transactions	472,839	108,872	85,865

Class II
Proceeds from sale of shares	5,087,661	2,525,054	350,465
Cost of shares redeemed	(182,159)	(81,757)	(282)
Net increase from share transactions	4,905,502	2,443,297	350,183

Net increase in net assets	$5,381,757	$2,532,494	$433,793

Net Assets:
Beginning of period	—	—	—
End of period*	$5,381,757	$2,532,494	$433,793

*Includes accumulated net investment income of:	$38,631	$25,795	$4,872

Other Information:

Class I
Sold	47,458	10,770	8,312
Redeemed	(164)	(9)	(17)
Net increase in shares outstanding	47,294	10,761	8,295

Class II
Sold	498,721	248,212	34,782
Redeemed	(17,776)	(8,003)	(28)
Net increase in shares outstanding	480,945	240,209	34,754

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

Annual Report | December 31, 2007

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past 8 months. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Conservative ETF Asset Allocation Portfolio Class I(1)	Income and Growth ETF Asset Allocation Portfolio Class I(1)

Per Common Share Operating Performance	$10.00	$10.00
Net asset value - beginning of period
Income from investment operations:	0.28	0.11
Net investment income
Net realized and unrealized gain/(loss) on investments	0.18	0.19
Total from investment operations	0.46	0.30

Net increase in net asset value	0.46	0.30

Net asset value - end of period	$10.46	$10.30

Total Return(2)	4.60%	3.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$26	$232
Ratios to average net assets:
Total expenses before reimbursements(3)	110.32%	41.30%
Net expenses after reimbursements(3)	0.48%	0.48%
Net investment income(3)	4.08%	5.58%
Portfolio turnover rate(2)	36%	8%

financial highlights

	Balanced ETF Asset Allocation Portfolio Class I(1)	Growth ETF Asset Allocation Portfolio Class I(1)	Aggressive Growth ETF Asset Allocation Portfolio Class I(1)

Per Common Share Operating Performance	$10.00	$10.00	$10.00
Net asset value - beginning of period
Income from investment operations:	0.16	0.11	0.15
Net investment income
Net realized and unrealized gain/(loss) on investments	0.05	(0.00)	(0.06)
Total from investment operations	0.21	0.11	0.09

Net increase in net asset value	0.21	0.11	0.09

Net asset value - end of period	$10.21	$10.11	$10.09

Total Return(2)	2.10%	1.10%	0.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$483	$109	$84
Ratios to average net assets:
Total expenses before reimbursements(3)	16.03%	43.57%	77.98%
Net expenses after reimbursements(3)	0.48%	0.48%	0.48%
Net investment income(3)	4.79%	5.11%	4.22%
Portfolio turnover rate(2)	23%	18%	12%

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

(2) Not annualized.

(3) Annualized.

See Notes to Financial Statements.

	Conservative ETF Asset Allocation Portfolio Class II(1)	Income and Growth ETF Asset Allocation Portfolio Class II(1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.00	$10.00
Income from investment operations:
Net investment income	0.10	0.08
Net realized and unrealized gain/(loss) on investments	0.33	0.21
Total from investment operations	0.43	0.29

Net increase in net asset value	0.43	0.29

Net asset value - end of period	$10.43	$10.29

Total Return(2)	4.30%	2.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$346	$1,021

Ratios to average net assets:
Total expenses before reimbursements(3)	39.42%	26.00%
Net expenses after reimbursements(3)	0.73%	0.73%
Net investment income(3)	5.36%	6.66%
Portfolio turnover rate(2)	36%	8%

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

(2) Not annualized.

(3) Annualized.

See Notes to Financial Statements.

	Balanced ETF Asset Allocation Portfolio Class II(1)	Growth ETF Asset Allocation Portfolio Class II(1)	Aggressive Growth ETF Asset Allocation Portfolio Class II(1)

Per Common Share Operating Performance	$10.00	$10.00	$10.00
Net asset value - beginning of period
Income from investment operations:	0.07	0.10	0.10
Net investment income	0.12	(0.01)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.19	0.09	0.07

Net increase in net asset value	0.19	0.09	0.07

Net asset value - end of period	$10.19	$10.09	$10.07

Total Return(2)	1.90%	0.90%	0.70%

Ratios and Supplemental Data
Net assets, end of period (000)	$4,899	$2,424	$350
Ratios to average net assets:
Total expenses before reimbursements(3)	11.45%	15.48%	44.78%
Net expenses after reimbursements(3)	0.73%	0.73%	0.73%
Net investment income(3)	7.62%	6.76%	8.20%
Portfolio turnover rate(2)	23%	18%	12%

notes to financial statements

Annual Report | December 31, 2007

1. Significant Accounting and Operating Policies |

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies (“contracts”). The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price (“net asset value”) of Portfolio shares is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, each Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE.

Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The Portfolios invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Income Taxes: It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies under Subchapter M. As a result, each Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, such as the insurance companies’ separate accounts.

Effective January 2, 2007, the Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Trust files income tax returns in the U.S. federal jurisdiction and Colorado. The statue of limitations on the Portfolios’ federal and state tax filings remains open for the year ended December 31, 2007.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversifi- cation requirement imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare dividends quarterly and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

notes to financial statements

Annual Report | December 31, 2007

Recent Accounting Pronouncements: In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust is currently evaluating the potential impact, if any, of the adoption of SFAS No. 157 will have on the Portfolios’ financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments.

This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Trust is currently evaluating the potential impact, if any, of the adoption of SFAS No. 159 will have on the Portfolios’ financial statements.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Offering costs consist of legal fees related to preparing the initial registration statement and are being amortized over a 12 month period beginning with the commencement of the operations of the Portfolios (April 30, 2007).

2. Federal Taxes

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
(Over)/Undistributed Ordinary Income	$5,017	$11,082	$42,773	$29,013	$5,540
Accumulated Capital Gains/(Losses)	0	0	0	0	0
Unrealized Appreciation/Depreciation	297	(6,080)	(38,801)	(48,132)	(7,239)
Other Cumulative Effect of Timing Differences	(556)	(556)	(556)	(556)	(556)
Total	$4,758	$4,446	3,416	$(19,675)	$(2,255)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2007, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
(Over)/ Undistributed Net Investment Income	(23)	(37)	(78)	(18)	0
Accumulated Capital Gains/(Losses)	22	37	78	18	0
Paid in Capital	1	0	0	0	0

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Gross appreciation (excess of value over tax cost)	$3,094	$5,835	$19,379	$10,230	$2,094
Gross depreciation (excess of tax cost over value)	(2,797)	(11,915)	(58,180)	(58,362)	(9,333)
Net unrealized appreciation	$297	$(6,080)	$(38,801)	$(48,132)	$(7,239)
Cost of investments for income tax purposes	$383,724	$1,347,504	$6,542,853	$2,632,154	$509,980

3. Investment Transactions |

Purchases and sales of investment securities, other than short-term investments, for the period April 30, 2007 (inception date) to December 31, 2007, were as follows for each Portfolio:

	Conservative ETF Asset Allocation Portfolio	Income & Growth ETF Asset Allocation Portfolio
Purchases	$396,368	$1,173,436
Sales	45,577	24,980

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio
Purchases	$5,388,976	$2,602,458
Sales	282,926	144,266

Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$472,716
Sales	17,231

4. Investment Advisory and Sub-Advisory Agreements |

ALPS Advisers, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Adviser is registered with the Securities and Exchange Commission as an investment adviser. Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser is responsible for selecting the sub-adviser to each Portfolio. The Adviser furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), each Portfolio pays the Adviser monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Adviser is required to pay all fees due to a sub-adviser out of the management fee the Adviser receives from the Portfolios.

Ibbotson Associates, Inc. (the “Sub-Adviser”) serves as the Portfolios’ Sub-Adviser. The Sub-Adviser, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Adviser is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management. The Adviser pays the Sub-Adviser monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This sub-advisory fee is paid out of the annual 0.45% fee paid from the Portfolios to the Adviser monthly and is not incurred separately by any Portfolio.

5. Other Agreements |

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that ALPS Advisers, Inc. may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

The annual 12b-1 fee rates for each Portfolio and share class are outlined below. These are shown as a percentage of average annual net assets.

	Conservative ETF Asset Allocation Portfolio	Income & Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Expense Limitation Agreement”), the Adviser and Sub-Adviser agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Adviser’s fees being received via the management fee paid to the Adviser by the Portfolios). Specifically, the Adviser and Sub-Adviser agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2008.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Adviser. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. Trustees and Officers |

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2007, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Robert E. Lee, an independent trustee since November 30, 2006, resigned on November 29, 2007. Effective June 30, 2007, the Portfolios pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The interested Trustees receive no compensation from the Portfolios.

other information

Annual Report | December 31, 2007

Proxy Voting (unaudited) |

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2007, are available without charge, upon request, by contacting your insurance company or plan sponsor, on the Portfolios’ website at http://www.fivitfunds.com, and on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Portfolio Holdings (unaudited) |

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling
1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

fund expenses

Annual Report | December 31, 2007

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, 12b-1 fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2007 and held until December 31, 2007.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See A “Note on Fees” on the following page below the table.

Disclosure of Fund Expenses

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 07/01/07	Value 12/31/07	Ratio(a)	07/01/07 - 12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,048.00	0.48%	$2.47
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.44
Class II
Actual	$1,000.00	$1,044.00	0.73%	$3.77
Hypothetical	$1,000.00	$1,021.51	0.73%	$3.73

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,026.90	0.48%	$2.45
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$1,026.90	0.73%	$3.73
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,013.90	0.48%	$2.44
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$1,011.90	0.73%	$3.71
Hypothetical	$1,000.00	$1,021.52	0.73%	$3.72

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 07/01/07	Value 12/31/07	Ratio(a)	07/01/07 - 12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$998.00	0.48%	$2.44
Hypothetical	$1,000.00	$1,022.76	0.48%	$2.47
Class II
Actual	$1,000.00	$996.10	0.73%	$3.68
Hypothetical	$1,000.00	$1,021.52	0.73%	$3.72

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$992.10	0.48%	$2.41
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$990.20	0.73%	$3.66
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

(a)

 Annualized, based on the Portfolio’s net expenses from April 30, 2007 (inception date) through December 31, 2007. Also see Note 5 in the Notes to Financial Statements for more information on fees and expenses of acquired funds and the Expense Limitation Agreement in place.

(b)

 Expenses are equal to the Portfolio’s net annualized expense ratio, of 0.48% or 0.73% for Class I or Class II shares respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

A Note on Fees. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

trustees and officers

Annual Report | December 31, 2007 (unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, or on the Portfolios’ website at http://wwwfivitfunds.com.

Independent Trustees

Name, Address, & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee
Mary K. Anstine (67)	Trustee	Since November 30, 2006	Ms. Anstine is a Trustee of Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	5	Ms. Anstine is a Trustee of Financial Investors Trust (4 funds), Reaves Utility Income Fund, and the Westcore Trust (11 funds).
T. Neil Bathon (45)	Trustee	Since November 30, 2006	Mr. Bathon is currently a Managing Directing of PMR Associates LLC since June 2006. Mr. Bathon was also President of Financial Re-search Corp. from October 1987 to June 2006.	5	None
Robert E. Lee (71)	Trustee	Since November 30, 2006, to November 29, 2007 (retired)	Mr. Lee is Director of Storage Technology Corporation; ING Financial Services – North America; Meredith Corporation and Emeritus & Executive Director – The Denver Foundation.	5	Mr. Lee was a Trustee of Financial Investors Trust (4 funds) and Reaves Utility Income Fund until November 29, 2007.
David Swanson (48)	Trustee	Since Novem-ber 30, 2006	Mr. Swanson is a Principal Owner of Swandog Market-ing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from Febru-ary 2000 to April 2004.	5	Mr. Swanson is also a Trustee of the Governing Board of Gilda’s Club Chicago
John J. Linnehan (43)	Trustee	Since February 22, 2008	Mr. Linnehan is the president of Channel Mining Solutions, Inc. since June 2001. Mr. Linnehan is also the Treasurer of American SCORES, NE since January 2007. Prior to that Mr. Linnehan was senior VP for Pioneer Investments from November 1992 through June 2001.	5	None

Annual Report | December 31, 2007 (unaudited)

Interested Trustees |

Name, Address, & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee
Robert W. Alexander (80)	Trustee	Since December 7, 2006	Mr. Alexander is a former Vice Chairman of First In- terstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Ser vices and Marketing. Mr. Alexander was the Chief Executive Officer & Chairman of ALPS until September 30, 2005.	5	Mr. Alexander is also a member of the Board of Trustees of the Hunter and Hughes Trusts as well as Financial Investors Trust (4 funds) and Reaves Utility Income Fund.
Scott Wentsel (45)	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

Mr. Alexander is deemed an “Interested Trustee” by virtue of his former relationship with ALPS. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Sub-Adviser.

Officers |

	Position with	Length of
Name, Address, & Age	the Portfolio	Time Served	Principal Occupation(s) During last 5 years
Edmund J. Burke (46)	President and Chief Executive Officer	Since November 30, 2006

Mr. Burke is President and a Director of ALPS. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently the President of Financial Investors Trust and Reaves Utility Income Fund, and President and a Trustee of the Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. Mr. Burke is also a Trustee and Vice President of Liberty All-Star Equity Fund and Director and Vice President of Liberty All-Star Growth Fund, Inc.

	Position with	Length of
Name, Address, & Age	the Portfolio	Time Served	Principal Occupation(s) During last 5 years
Craig Fidler (52)	Secretary	Since September 4, 2007

Mr. Fidler joined ALPS as Associate Counsel in August 2007. Prior to joining ALPS, Mr. Fidler served as Senior Vice President, General Counsel and Secretary at Colorado-headquartered Fixed Income Securities. Previously, Mr. Fidler held legal positions at asset management company Collect America, and First Trust Corp. Additionally, he served for 12 years as a senior attorney with the Enforce-ment Division of the SEC. Mr. Fidler began his career as law clerk to the Honorable James C. Turk, Chief Judge of the US District Court for Western District of Virginia.

Jeremy O. May (37)	Treasurer	Since November 30, 2006

Mr. May is Managing Director of ALPS. Mr. May joined ALPS in 1995 as a Controller. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust, Reaves Utility Income Fund and First Funds.

Michael Akins (31)	Chief Compliance Officer	Since September 4, 2007.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as AVP and Compliance Of-ficer for UMB Financial Corporation. Before joining UMB Mr. Akins was an Account Manager at State Street Corporation. Because of his position with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the Chief Compliance Officer of Financial Investors Trust, Reaves Utility Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund.

Intentionally Left Blank

Item 2.            Code of Ethics.

(a)          The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)         Not applicable.

(c)          During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)         During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3.            Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. Robert Lee served as the Audit Committee Financial Expert until his resignation on November 29, 2007 for health reasons.  Subsequently, John Linnehan was appointed to the Board, appointed to the Audit Committee, and designated as the Registrant’s “Audit Committee Financial Expert” by the Board of Trustees on February 22, 2008.  Mr. Linnehan is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Mr. Linnehan is currently the president of ChannelMining Solutions, Inc., a private consulting firm and treasurer of American SCORES, NE, a non profit organization.  Mr. Linnehan is a Certified Public Accountant and formerly worked for Arthur Andersen & Co. as an auditor, Coopers & Lybrand as an auditor and consultant and Pioneer Investments as an internal auditor.

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Item 4.            Principal Accounting Fees and Services.

(a)                                 Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2007 and 2006 were $75,790 and $0, respectively.

(b)                                Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2007 and $0 in 2006.

(c)                                 Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $13,000 in 2007 and $0 in 2006. The fiscal year 2007 and 2006 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)                                All Other Fees:  For the Registrant’s fiscal years ended December 31, 2007 and December 31, 2006, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)                   Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)(2)                   No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable.

(g)                                The aggregate non-audit fees billed in each of the last two fiscal years of the Registrant were $300,500 in 2007 and $0 in 2006. These fees consisted of non-audit fees billed to (i) the Registrant of $13,000 in 2007 and $0 in 2006 as described in response to paragraph (c) above and (ii) to ALPS Fund services, Inc. (“AFS”), an entity under common control with the Registrant’s adviser, of $287,500 in 2007 and $0 in 2006. The non-audit fees billed to AFS related to SAS 70 services and other compliance related matters.

(h)                                The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee

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determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.             Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.             Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.             Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.             Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.       Submission of Matters to Vote of Security Holders.

The Registrant has adopted the following procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

The Committee will seek individuals qualified to become board members for recommendation to the Board, including evaluating persons suggested by the shareholders.  The Committee will consider candidates submitted by shareholders that are submitted in a timely fashion and with adequate information about the candidate such that the Committee can make an assessment.  Any recommendation must be submitted in writing to the Committee in care of the Trust’s Secretary at Financial Investors Variable Insurance Trust, 1290 Broadway, Suite 1100, Denver, CO  80203, and should include at a minimum the following information as to each individual proposed for nomination as a trustee:  such individual’s written consent to be named in the proxy

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statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of such proposed nominee under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended. The Committee will conduct the appropriate inquiries into the background and qualifications of possible nominees. The Committee, in its discretion, may request additional information concerning the recommended candidate in order to evaluate the candidate’s qualifications.

Item 11.       Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.       Exhibits.

(a)(1)           The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)           The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)           Not applicable to Registrant.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	March 7, 2008

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	March 7, 2008

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